BASIS OF PRESENTATION BASIS OF PRESENTATION - Deferred Financing Costs (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Write-off of Deferred Financing Costs			$ 2,300
Deferred Financing Costs [Roll Forward]
Deferred financing costs, beginning balance	$ 16,602	$ 5,237	5,237	$ 4,385
Capitalization of deferred financing costs	6	156	15,659	2,139
Amortization of deferred financing costs	(825)	(337)	(4,192)	(1,287)	$ (1,183)
Deferred financing costs, ending balance	$ 15,871	$ 5,056	$ 16,602	$ 5,237	$ 4,385